CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 20,214	$ 14,068
Accounts receivable, net of allowances for doubtful accounts, due from related parties	75,037	60,896
Current liabilities
Current liabilities	1,272,800	971,283
Deferred revenue from related parties	14,666	19,186
Long-term liabilities
Long-term liabilities	$ 942,865	$ 222,612
SINA shareholders' equity:
Preferred shares, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred shares, shares authorized (in shares)	3,750,000	3,750,000
Preferred shares, shares issued (in shares)	7,150	0
Preferred shares, shares outstanding (in shares)	7,150	0
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized (in shares)	150,000,000	150,000,000
Ordinary shares, shares issued (in shares)	81,489,677	80,543,686
Ordinary shares, shares outstanding (in shares)	71,409,729	70,937,110
Treasury stock (in shares)	10,079,948	9,606,576
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities
Current liabilities	$ 671,205	$ 556,738
Long-term liabilities
Long-term liabilities	$ 6,483	$ 3,790